EXIT AND DISPOSAL ACTIVITIES (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2014 facility	Dec. 31, 2015 USD ($)
Exit and disposal activities
Number of facilities closed		15	15
Accrued Liabilities and Other Liabilities	$ 24,031	$ 22,091		$ 14,293
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance	19,069
Restructuring Reserve, Ending Balance	20,405	19,069
Lease obligations and terminations
Exit and disposal activities
Accrued Liabilities and Other Liabilities		3,100
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance	18,000
Provision for Restructuring	1,863	19,423
Payments for Restructuring	712	1,423
Restructuring Reserve, Ending Balance	19,151	18,000
Reclassifications of deferred rent
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance	1,069
Restructuring Reserve, Ending Balance	$ 1,254	$ 1,069